INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Domestic statutory tax rate (in percent)	26.50%	26.50%	26.60%
Income taxes at domestic statutory tax rate	$ 231.5	$ 233.6	$ 238.5
(Reduction) increase resulting from:
Non-deductible charges, non-taxable income and differences between current and future tax rates	(5.7)	(1.5)	(3.7)
Tax consolidation transactions (note 26)	(47.0)	(44.7)	(55.7)
Other	1.5	0.5
Income taxes	$ 180.3	$ 187.9	$ 179.1